Provisions	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Provisions

8. Provisions

	Year ended December 31
	2018	2017
Decommissioning liability	$129	$147
Office lease provision	85	101

Total	$214	$248
Current portion	$28	$27
Long-term portion	186	221

Total	$214	$248

Decommissioning liability

The decommissioning liability is based on the present value of Obsidian Energy’s net share of estimated future costs of obligations to abandon and reclaim all wells, facilities and pipelines. These estimates were made by management using information from internal analysis and external consultants assuming current costs, technology and enacted legislation.

The decommissioning liability was determined by applying an inflation factor of 2.0 percent (2017 - 2.0 percent) and the inflated amount was discounted using a credit-adjusted rate of 6.5 percent (2017 - 6.5 percent) over the expected useful life of the underlying assets, currently extending over 50 years into the future. The total decommissioning liability on an undiscounted, uninflated basis was $0.8 billion (2017 - $0.9 billion).

Changes to the decommissioning liability were as follows:

	Year ended December 31
	2018	2017
Balance, beginning of year	$147	$182
Net liabilities added (disposed) (1)	4	(4)
Decrease due to changes in estimates (2)	(23)	(3)
Liabilities settled	(9)	(16)
Transfers to liabilities for assets held for sale	—	(23)
Accretion charges	10	11

Balance, end of year	$129	$147
Current portion	$12	$10

Long-term portion	$117	$137

(1)	Includes additions from drilling activity, facility capital spending and disposals from net property dispositions.
(2)	In 2018 and 2017, there were no changes in the discount rate.

Office lease provision

The office lease provision represents the net present value of the future lease payments that the Company is obligated to make under non-cancellable lease contracts less recoveries under current sub-lease agreements. The office lease provision was determined by applying a credit-adjusted discount rate of 6.5 percent (2017 – 6.5 percent) over the remaining life of the lease contracts, extending into 2025.

Changes to the office lease provision were as follows:

	Year ended December 31
	2018	2017
Balance, beginning of year	$101	$117
Net additions (dispositions)	(5)	(7)
Decrease due to changes in estimates	(1)	(1)
Settlements	(16)	(16)
Accretion charges	6	8

Balance, end of year	$85	$101

Current portion	$16	$17
Long-term portion	$69	$84